EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2011
EARNINGS PER SHARE

NOTE 2 – EARNINGS PER SHARE

The number of shares used to compute basic and diluted earnings per share were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Net income (in thousands)	$159	$138	$290	$446
Weighted average shares outstanding	645,988	645,988	645,988	645,988
Effect of dilutive securities:
Stock options	—	2,827	—	2,231
Shares used to compute diluted earnings per share	645,988	648,815	645,988	648,219

Earnings per share (not stated in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Basic	$0.25	$0.21	$0.45	$0.69
Diluted	0.25	0.21	0.45	0.69

A total of 74,440 and 44,414 options for the three month periods ended June 30, 2011 and 2010, respectively, are not included in the above calculations as they are non-dilutive.